Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

16. Commitments and Contingencies

As of June 30, 2026 (Successor), and December 31, 2025 (Predecessor), the Company is subject to various claims and legal proceedings that arise in the ordinary course of business. Management is not aware of any pending or threatened litigation, claims, or assessments that it believes could, individually or in the aggregate, have a material adverse effect on the Company’s financial position, results of operations or cash flows.